Leases - Classification of Finance Leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finance Leases
Property, plant and equipment	$ 8,785	$ 8,293
Less: Accumulated depreciation and amortization	6,319	6,086
Property, plant and equipment, net	2,466	2,207
Current portion of long-term debt	2	8
Long-term debt, net	2,489	1,502
Total finance lease liabilities	3
Finance leases
Finance Leases
Property, plant and equipment	8	7
Less: Accumulated depreciation and amortization	5	4
Property, plant and equipment, net	3	3
Current portion of long-term debt	0	1
Long-term debt, net	3	3
Total finance lease liabilities	$ 3	$ 4